Earnings Per Limited Partner Unit (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Preferred Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Units excluded from dilutive earnings per share	6,807,223	6,212,256	6,433,127	1,547,060
Preferred Units | Crestwood Niobrara LLC
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Units excluded from dilutive earnings per share	7,117,610	19,262,780	7,548,624	2,760,794
Subordinated Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Units excluded from dilutive earnings per share	438,789	438,789	438,789